PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of March 31, 2022 and December 31, 2021 are summarized below:

	As of March 31, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$53,879	53,879
Purchase of office equipment	3,496	-
Accumulated depreciation	(4,421)	(1,780)
Foreign exchange translation	(326)	14
Balance as at March 31, 2022, December 31, 2021	$52,628	52,113

This office equipment include, but are not strictly limited to, preparing the interior of the office space for the Company’s use, improving functionality, and purchasing new office equipment.

5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of June 30, 2022 and December 31, 2021 are summarized below:

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$53,879	53,879
Purchase of office equipment	3,496	-
Accumulated depreciation	(7,005)	(1,780)
Foreign exchange translation	(2,702)	14
Balance as at June 30, 2022, December 31, 2021	$47,668	52,113

This office equipment include, but are not strictly limited to, preparing the interior of the office space for the Company’s use, improving functionality, and purchasing new office equipment.

5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of September 30, 2022 and December 31, 2021 are summarized below:

	As of September 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$57,375	53,879
Accumulated depreciation	(9,512)	(1,780)
Foreign exchange translation	(5,036)	14
Balance as at September 30, 2022, December 31, 2021	$42,827	52,113

This office equipment include, but are not strictly limited to, preparing the interior of the office space for the Company’s use, improving functionality, and purchasing new office equipment.

5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2021 are summarized below:

As of December 31, 2021 (Audited)
Cost	$53,879
Accumulated depreciation	(1,780)
Foreign exchange translation	14
Balance as at December 31, 2021	$52,113

This office equipment include, but are not strictly limited to, preparing the interior of the office space for the Company’s use, improving functionality, and purchasing new office equipment.